Supplemental Financial Statement Information (Schedule Of Statements Of Cash Flows) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
NET CASH FLOWS PROVIDED BY OPERATING ACTIVITIES	$ 3,269	$ 2,905	$ 2,885
Cash paid for Bakken Pipeline Transaction	(1,398)	(777)	(2,367)
Proceeds from the sale of other assets	35	14	54
Contributions to unconsolidated affiliates	68	45	334
Capital expenditures	(7,719)	(9,021)	(5,369)
Net cash used in investing activities	(8,930)	(9,683)	(6,868)
Proceeds from borrowings	25,785	26,455	18,375
Repayments of long-term debt	(19,076)	(19,828)	(13,886)
Distributions to partners	(1,022)	(1,090)	(821)
Cash received from affiliate notes	5,317	0	0
Units repurchased under buyback program	0	(1,064)	(1,000)
Debt issuance costs	(52)	(75)	(77)
Net cash provided by financing activities	5,927	6,785	3,877
Increase (decrease) in cash and cash equivalents	(118)	(255)	257
Cash and cash equivalents, beginning of period	581	836	579
Cash and cash equivalents, end of period	463	581	836
Parent Company [Member]
NET CASH FLOWS PROVIDED BY OPERATING ACTIVITIES	918	1,103	816
Cash paid for Bakken Pipeline Transaction	0	(817)	0
Contributions to unconsolidated affiliates	70	0	118
Capital expenditures	(16)	(19)	0
Payments to Acquire Additional Interest in Subsidiaries	0	0	(800)
Net cash used in investing activities	(86)	(836)	(918)
Proceeds from borrowings	225	3,672	3,020
Repayments of long-term debt	(210)	(1,985)	(1,142)
Distributions to partners	(1,022)	(1,090)	(821)
Cash received from affiliate notes	176	210	54
Units repurchased under buyback program	0	(1,064)	(1,000)
Debt issuance costs	0	(11)	(15)
Net cash provided by financing activities	(831)	(268)	96
Increase (decrease) in cash and cash equivalents	1	(1)	(6)
Cash and cash equivalents, beginning of period	1	2	8
Cash and cash equivalents, end of period	$ 2	$ 1	$ 2